Notes Payable - Additional Information (Details)				12 Months Ended
	Apr. 04, 2023 USD ($)	Jun. 15, 2022 USD ($)	Dec. 30, 2021 USD ($)	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($)	Oct. 31, 2023 $ / shares	Dec. 15, 2022 USD ($)	Jun. 30, 2022 USD ($) shares
Debt Instrument [Line Items]
Note payable current				$ 562,000	$ 1,265,000
Hercules Warrants
Debt Instrument [Line Items]
Warrants exercisable period				10 years
Warrants, exercise price per share | $ / shares						$ 2.632
Loan and Security Agreement | Hercules Warrants
Debt Instrument [Line Items]
Exercise price equal to percentage of aggregate amount of term loans				2.50%
Loan and Security Agreement | Hercules Warrants | Class C Preferred Shares
Debt Instrument [Line Items]
Warrant issued to purchase preferred shares | shares				84,714				48,978
Preferred share warrants fair value				$ 34,000				$ 23,000
2021 Loan and Security Agreement | Hercules Capital
Debt Instrument [Line Items]
Term loan facility aggregate principal amount			$ 20,000,000
Percentage of aggregate principle amount of term loan advances amount fee			6.35%
Term loan maturity date			Jul. 01, 2025
Term loan annual interest rate			8.25%
Term loan reduced annual interest rate			8.15%
Percentage of prepayment premium of principal amount outstanding of the closing date			3.00%
Percentage of prepayment premium of principal amount outstanding prior to twenty-four months			2.00%
Percentage of prepayment premium of principal amount outstanding prior to maturity date			1.00%
Effective interest rate of outstanding debt				18.30%	15.90%
Note payable current				$ 600,000	$ 1,300,000
Interest expense				1,800,000	1,000,000
Amortization of debt discount				400,000	$ 300,000
Borrowed amount				11,000,000
Debt discount and issuance costs				$ 1,100,000
2021 Loan and Security Agreement | Hercules Capital | Prime Rate
Debt Instrument [Line Items]
Term loan annual interest rate			3.25%
2021 Loan and Security Agreement | Tranche One | Hercules Capital
Debt Instrument [Line Items]
Term loan facility aggregate principal amount			$ 7,000,000
2021 Loan and Security Agreement | Tranche Two | Hercules Capital
Debt Instrument [Line Items]
Term loan facility aggregate principal amount		$ 4,000,000
Term loan facility, drawn term		2022-06
2021 Loan and Security Agreement | Tranche Three | Hercules Capital
Debt Instrument [Line Items]
Term loan facility aggregate principal amount							$ 9,000,000
April 2023 Notes
Debt Instrument [Line Items]
Term loan maturity date	Jul. 31, 2023
Borrowed amount	$ 8,000,000
Interest free period	45 days
Fair value of debt instrument	$ 8,000,000
Convertible notes and warrants issued	8,000,000
April 2023 Notes | Minimum
Debt Instrument [Line Items]
Aggregate sale of convertible promissory notes, warrants, preferred shares, common shares, or combined thereof	$ 20,000,000